UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21229

Investment Company Act File Number

Eaton Vance New Jersey Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New Jersey Municipal Bond Fund

December 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 160.3%

Security	Principal Amount (000’s omitted)	Value
Education — 4.9%
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/33	$340	$395,087
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/34	210	243,474
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/37	360	400,792
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/40	690	784,488

		$1,823,841

Escrowed/Prerefunded — 7.7%
Monmouth County Improvement Authority, Prerefunded to 1/15/21, 5.00%, 1/15/27	$1,115	$1,221,940
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), Prerefunded to 10/1/18, 5.25%, 10/1/38	135	138,833
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), Prerefunded to 10/1/18, 5.25%, 10/1/38	465	475,746
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	615	722,711
North Hudson Sewerage Authority, Prerefunded to 6/1/22, 5.00%, 6/1/29	30	33,998
Rutgers State University, Prerefunded to 5/1/19, 5.00%, 5/1/39	250	261,522

		$2,854,750

General Obligations — 6.9%
Edgewater Board of Education, 4.00%, 3/1/40	$1,150	$1,249,820
Jersey City, 4.00%, 11/1/35	250	271,800
Monmouth County Improvement Authority, 5.00%, 1/15/27	260	284,614
Montclair, 4.00%, 3/1/31	310	346,239
Union City, 5.00%, 11/1/23	375	425,753

		$2,578,226

Hospital — 14.9%
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	$250	$280,485
New Jersey Health Care Facilities Financing Authority, (Barnabas Health Obligated Group), 4.25%, 7/1/44	450	478,908
New Jersey Health Care Facilities Financing Authority, (Hackensack Meridian Health Obligated Group), 4.00%, 7/1/34	500	532,950
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 4.00%, 7/1/47	500	520,045
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/26	295	333,037
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	135	157,492
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/32	400	463,168
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	1,085	1,228,394
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/34	700	804,034

Security	Principal Amount (000’s omitted)	Value
New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group), 4.00%, 7/1/35	$675	$720,630

		$5,519,143

Housing — 2.6%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), 4.375%, 4/1/28	$900	$951,597

		$951,597

Insured-Education — 0.3%
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 4.75%, 7/1/34	$85	$86,178
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 5.00%, 7/1/38	20	20,319

		$106,497

Insured-Electric Utilities — 2.4%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$615	$590,609
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	335	292,612

		$883,221

Insured-Escrowed/Prerefunded — 21.9%
Bayonne, (AGM), Prerefunded to 7/1/19, 5.50%, 7/1/39	$1,000	$1,057,980
Delaware Township, Hunterdon County, (AGC), Prerefunded to 10/15/18, 5.00%, 10/15/35	320	328,810
Delaware Township, Hunterdon County, (AGC), Prerefunded to 10/15/18, 5.10%, 10/15/36	340	349,625
Delaware Township, Hunterdon County, (AGC), Prerefunded to 10/15/18, 5.15%, 10/15/37	360	370,328
Delaware Township, Hunterdon County, (AGC), Prerefunded to 10/15/18, 5.20%, 10/15/38	382	393,109
Jersey City, (AGM), Prerefunded to 1/15/19, 5.00%, 1/15/29	1,000	1,036,270
Lakewood Township, (AGC), Prerefunded to 11/1/18, 5.75%, 11/1/31	700	724,605
Monroe Township Board of Education, Middlesex County, (AGC), Prerefunded to 3/1/18, 4.75%, 3/1/34	1,015	1,020,461
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	840	872,298
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	450	467,086
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), Prerefunded to 7/1/18, 4.75%, 7/1/34	1,060	1,077,596
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), Prerefunded to 7/1/18, 5.00%, 7/1/38	255	259,547
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), Prerefunded to 7/1/18, 5.00%, 7/1/38	170	173,031

		$8,130,746

Insured-General Obligations — 24.9%
Atlantic City, (BAM), 5.00%, 3/1/37	$500	$574,380
Bayonne, (AGM), 0.00%, 7/1/23	2,415	2,090,907
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	1,500	1,551,075
Hudson County Improvement Authority, (Harrison Redevelopment), (NPFG), 0.00%, 12/15/38	2,000	956,900
Irvington Township, (AGM), 0.00%, 7/15/26	5,235	4,091,205

		$9,264,467

Insured-Hospital — 4.3%
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	$1,500	$1,587,645

		$1,587,645

Security	Principal Amount (000’s omitted)	Value
Insured-Lease Revenue/Certificates of Participation — 5.2%
Essex County Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,000	$1,320,500
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	500	607,705

		$1,928,205

Insured-Special Tax Revenue — 11.7%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/21	$1,000	$912,380
Garden State Preservation Trust, (AGM), 5.75%, 11/1/28	500	614,650
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	2,380	1,808,348
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	1,120	817,779
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,105	183,839

		$4,336,996

Insured-Transportation — 7.8%
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	$1,200	$794,628
New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	1,500	1,912,635
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	180	192,557

		$2,899,820

Insured-Water and Sewer — 11.6%
Middlesex County Improvement Authority, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	$4,500	$3,729,330
Passaic Valley Sewerage Commissioners, (NPFG), 2.50%, 12/1/32	635	585,464

		$4,314,794

Other Revenue — 2.0%
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 3.00%, 6/1/32	$750	$740,467

		$740,467

Senior Living/Life Care — 1.9%
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	$675	$716,546

		$716,546

Student Loan — 2.7%
New Jersey Higher Education Student Assistance Authority, 5.625%, 6/1/30	$965	$1,016,184

		$1,016,184

Transportation — 23.2%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$590	$624,202
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	210	222,046
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/29	750	760,800
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,150	1,252,994
Port Authority of New York and New Jersey, 5.00%, 10/15/35(1)	2,675	3,178,542
Port Authority of New York and New Jersey, 5.00%, 10/15/41(1)	2,000	2,359,320
South Jersey Transportation Authority, 5.00%, 11/1/39	200	219,598

		$8,617,502

Water and Sewer — 3.4%
North Hudson Sewerage Authority, 5.00%, 6/1/29	$695	$755,910
Sussex County Municipal Utilities Authority, 0.00%, 12/1/37	1,000	506,070

		$1,261,980

Value
Total Tax-Exempt Investments — 160.3% (identified cost $54,896,764)	$59,532,627

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (6.0)%	$(2,225,732)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (46.6)%	$(17,309,963)

Other Assets, Less Liabilities — (7.7)%	$(2,855,527)

Net Assets Applicable to Common Shares — 100.0%	$37,141,405

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2017, 56.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 19.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	14	Short	Mar-18	$ (2,142,000)	$4,349

					$4,349

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $4,349.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$59,532,627	$—	$59,532,627
Total Investments	$—	$59,532,627	$—	$59,532,627
Futures Contracts	$4,349	$—	$—	$4,349
Total	$4,349	$59,532,627	$—	$59,536,976

The Fund held no investments or other financial instruments as of September 30, 2017 whose fair value was determined using Level 3 inputs. At December 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New Jersey Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 22, 2018